9. LOSS PER SHARE - Loss Per Share (Details) (123113 Annual Restatement [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
123113 Annual Restatement [Member]
NET LOSS	$ (479,195)	$ (163,456)
Net income (loss) per share - basic and diluted	$ 0.00	$ 0.00
Weighted average common shares outstanding - basic and diluted	345,487,945	335,000,000